INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of provision for income tax
The provision for income tax was as follows:

Expense (recovery)	2017	2016	2015
Current corporate income tax – North America	$(145)	$(377)	$86
Current corporate income tax – North Sea	57	(74)	(117)
Current corporate income tax – Offshore Africa	45	22	17
Current PRT (1) – North Sea	(132)	(198)	(258)
Other taxes	11	9	11
Current income tax	(164)	(618)	(261)
Deferred corporate income tax	586	(106)	216
Deferred PRT (1) – North Sea	54	(135)	15
Deferred income tax	640	(241)	231
Income tax	$476	$(859)	$(30)
(1) Petroleum Revenue Tax.

Schedule of provision for income tax reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings (loss) before taxes. The reasons for the difference are as follows:

	2017	2016	2015
Canadian statutory income tax rate	27.0%	27.0%	26.0%
Income tax provision at statutory rate	$776	$(287)	$(173)
Effect on income taxes of:
UK PRT and other taxes	(67)	(324)	(232)
Impact of deductible UK PRT and other taxes on corporate income tax	28	131	119
Foreign and domestic tax rate differentials	(43)	(54)	(157)
Non-taxable portion of capital gains/losses	(86)	(80)	36
Stock options exercised for common shares	33	94	(12)
Income tax rate and other legislative changes	10	(107)	362
Non-taxable gain on corporate acquisitions	(63)	—	—
Revisions arising from prior year tax filings	(3)	(120)	32
Change in unrecognized capital loss carryforward asset	(86)	(80)	36
Other	(23)	(32)	(41)
Income tax expense (recovery)	$476	$(859)	$(30)

Summary of major temporary differences, movements in deferred tax assets and liabilities, and net deferred income tax liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2017	2016
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,484	$10,259
Unrealized risk management activities	20	62
PRT deduction for corporate income tax	7	29
Investments	96	98
Investment in North West Redwater Partnership	252	222
	12,859	10,670
Deferred income tax assets
Asset retirement obligations	(1,264)	(983)
Loss carryforwards	(523)	(390)
Unrealized foreign exchange loss on long-term debt	(29)	(149)
Deferred PRT	(18)	(73)
Other	(50)	(2)
	(1,884)	(1,597)
Net deferred income tax liability	$10,975	$9,073
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2017	2016	2015
Property, plant and equipment and exploration and evaluation assets	$541	$37	$(7)
Timing of partnership items	—	(261)	(176)
Unrealized foreign exchange loss (gain) on long-term debt	120	63	(222)
Unrealized risk management activities	(46)	(44)	(5)
Asset retirement obligations	(88)	(20)	522
Loss carryforwards	48	(221)	(53)
Investments	(2)	38	60
Investment in North West Redwater Partnership	30	81	106
Deferred PRT	54	(135)	15
PRT deduction for corporate income tax	(21)	61	(5)
Other	4	160	(4)
	$640	$(241)	$231
The following table summarizes the movements of the net deferred income tax liability during the year:

	2017	2016	2015
Balance – beginning of year	$9,073	$9,344	$8,970
Deferred income tax expense (recovery)	640	(241)	231
Deferred income tax expense (recovery) included in other comprehensive income	4	(5)	(4)
Foreign exchange adjustments	(29)	(25)	147
Business combinations (note 7)	1,287	—	—
Balance – end of year	$10,975	$9,073	$9,344